Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Mid Cap Growth Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 3.7%
Entertainment — 2.8%
Live Nation Entertainment Inc.	42,841	$6,231,223 *
ROBLOX Corp., Class A Shares	27,100	1,782,096 *
Total Entertainment		8,013,319
Interactive Media & Services — 0.9%
Reddit Inc., Class A Shares	13,902	2,506,114 *

Total Communication Services		10,519,433
Consumer Discretionary — 18.5%
Broadline Retail — 1.6%
MercadoLibre Inc.	2,148	4,613,453 *
Hotels, Restaurants & Leisure — 10.6%
Cava Group Inc.	37,400	2,267,188 *
DraftKings Inc., Class A Shares	61,067	1,679,953 *
Expedia Group Inc.	24,717	6,546,050
Hilton Worldwide Holdings Inc.	22,314	6,660,952
Royal Caribbean Cruises Ltd.	19,313	6,269,966
Viking Holdings Ltd.	25,500	1,839,825 *
Wingstop Inc.	17,400	4,618,482
Total Hotels, Restaurants & Leisure		29,882,416
Household Durables — 0.9%
Somnigroup International Inc.	27,600	2,424,660
Specialty Retail — 5.4%
Burlington Stores Inc.	21,437	6,342,351 *
Carvana Co.	13,799	5,534,917 *
Chewy Inc., Class A Shares	118,427	3,447,410 *
Total Specialty Retail		15,324,678

Total Consumer Discretionary		52,245,207
Consumer Staples — 4.4%
Consumer Staples Distribution & Retail — 4.4%
Casey’s General Stores Inc.	10,905	6,613,882
Performance Food Group Co.	59,213	5,651,881 *

Total Consumer Staples		12,265,763
Energy — 4.4%
Energy Equipment & Services — 1.6%
Baker Hughes Co.	79,231	4,440,105
Oil, Gas & Consumable Fuels — 2.8%
Diamondback Energy Inc.	19,978	3,275,393
EQT Corp.	81,148	4,684,674
Total Oil, Gas & Consumable Fuels		7,960,067

Total Energy		12,400,172
Financials — 6.5%
Capital Markets — 5.6%
Ares Management Corp., Class A Shares	22,141	3,313,843
MSCI Inc.	7,003	4,266,368
Raymond James Financial Inc.	25,127	4,167,564
Robinhood Markets Inc., Class A Shares	16,700	1,661,316 *
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Tradeweb Markets Inc., Class A Shares	23,211	$2,392,357
Total Capital Markets		15,801,448
Financial Services — 0.4%
Shift4 Payments Inc., Class A Shares	22,141	1,307,205 *
Insurance — 0.5%
Ryan Specialty Holdings Inc.	27,496	1,327,507

Total Financials		18,436,160
Health Care — 15.4%
Biotechnology — 3.8%
Alnylam Pharmaceuticals Inc.	8,959	3,028,680 *
Argenx SE, ADR	4,918	4,133,579 *
Natera Inc.	15,138	3,498,997 *
Total Biotechnology		10,661,256
Health Care Equipment & Supplies — 5.1%
IDEXX Laboratories Inc.	8,656	5,803,502 *
Insulet Corp.	13,678	3,498,969 *
STERIS PLC	19,632	5,155,363
Total Health Care Equipment & Supplies		14,457,834
Health Care Providers & Services — 1.7%
Cencora Inc.	13,593	4,882,877
Health Care Technology — 1.3%
Doximity Inc., Class A Shares	94,594	3,544,437 *
Life Sciences Tools & Services — 3.5%
Bio-Techne Corp.	48,541	3,110,993
ICON PLC	15,653	2,821,453 *
Mettler-Toledo International Inc.	2,895	3,975,530 *
Total Life Sciences Tools & Services		9,907,976

Total Health Care		43,454,380
Industrials — 24.3%
Aerospace & Defense — 4.1%
Axon Enterprise Inc.	9,000	4,352,220 *
Howmet Aerospace Inc.	20,596	4,285,616
Kratos Defense & Security Solutions Inc.	15,500	1,596,655 *
Rocket Lab Corp.	15,800	1,265,106 *
Total Aerospace & Defense		11,499,597
Air Freight & Logistics — 0.9%
GXO Logistics Inc.	42,210	2,388,664 *
Building Products — 0.6%
Advanced Drainage Systems Inc.	11,637	1,769,290
Commercial Services & Supplies — 2.6%
Clean Harbors Inc.	13,902	3,613,269 *
Copart Inc.	94,241	3,824,300 *
Total Commercial Services & Supplies		7,437,569
Construction & Engineering — 3.2%
API Group Corp.	50,000	2,078,500 *
Comfort Systems USA Inc.	3,604	4,116,128
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
WillScot Holdings Corp.	141,334	$2,830,920
Total Construction & Engineering		9,025,548
Electrical Equipment — 4.7%
AMETEK Inc.	18,227	4,082,483
Vertiv Holdings Co., Class A Shares	48,900	9,104,202
Total Electrical Equipment		13,186,685
Ground Transportation — 1.4%
XPO Inc.	25,739	3,812,203 *
Machinery — 2.6%
RBC Bearings Inc.	14,579	7,284,689 *
Professional Services — 0.8%
Verisk Analytics Inc.	10,916	2,373,793
Trading Companies & Distributors — 3.4%
Ferguson Enterprises Inc.	12,975	3,275,669
United Rentals Inc.	8,183	6,399,597
Total Trading Companies & Distributors		9,675,266

Total Industrials		68,453,304
Information Technology — 16.2%
Electronic Equipment, Instruments & Components — 1.5%
Teledyne Technologies Inc.	6,488	4,024,507 *
IT Services — 1.2%
Cloudflare Inc., Class A Shares	7,620	1,351,407 *
MongoDB Inc.	5,561	2,064,966 *
Total IT Services		3,416,373
Semiconductors & Semiconductor Equipment — 4.4%
Entegris Inc.	19,696	2,325,507
Monolithic Power Systems Inc.	9,034	10,155,571
Total Semiconductors & Semiconductor Equipment		12,481,078
Software — 8.2%
AppLovin Corp., Class A Shares	8,683	4,108,014 *
Datadog Inc., Class A Shares	41,642	5,385,143 *
DocuSign Inc.	24,513	1,287,913 *
Fortinet Inc.	20,466	1,663,067 *
Guidewire Software Inc.	11,534	1,623,526 *
HubSpot Inc.	11,033	3,089,240 *
Monday.com Ltd.	13,593	1,559,797 *
Rubrik Inc., Class A Shares	59,610	3,335,179 *
SailPoint Inc.	71,766	1,126,009 *
Total Software		23,177,888
Technology Hardware, Storage & Peripherals — 0.9%
Pure Storage Inc., Class A Shares	34,859	2,424,095 *

Total Information Technology		45,523,941
Materials — 2.3%
Construction Materials — 2.3%
Martin Marietta Materials Inc.	9,976	6,503,853
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate — 2.0%
Real Estate Management & Development — 1.3%
CoStar Group Inc.		29,870	$1,837,005 *
Jones Lang LaSalle Inc.		5,355	1,916,608 *
Total Real Estate Management & Development			3,753,613
Specialized REITs — 0.7%
SBA Communications Corp.		10,372	1,909,589

Total Real Estate			5,663,202
Utilities — 2.3%
Independent Power and Renewable Electricity Producers — 2.3%
Vistra Corp.		40,980	6,489,183
Total Investments before Short-Term Investments (Cost — $197,148,978)			281,954,598
	Rate
Short-Term Investments — 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	192,666	192,666 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	192,666	192,666 (a)(b)

Total Short-Term Investments (Cost — $385,332)			385,332
Total Investments — 100.1% (Cost — $197,534,310)			282,339,930
Liabilities in Excess of Other Assets — (0.1)%			(261,161)
Total Net Assets — 100.0%			$282,078,769

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $192,666 and the cost was $192,666 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$281,954,598	—	—	$281,954,598
Short-Term Investments†	385,332	—	—	385,332
Total Investments	$282,339,930	—	—	$282,339,930

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,035,799	$3,315,132	3,315,132	$6,158,265	6,158,265

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$12,303	—	$192,666

ClearBridge Mid Cap Growth Fund 2026 Quarterly Report